Note 8 - Warrants - Warrants Assumptions (Details) - Warrants for Series A Convertible Preferred Stock [Member]	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 01, 2010
Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate			2.28
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Risk-free interest rate	2.27	2.56		0.0146
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Risk-free interest rate	2.28	2.59		0.0266
Measurement Input, Expected Term [Member] | Minimum [Member]
Risk-free interest rate	6.67	6.92	7.92
Measurement Input, Expected Term [Member] | Maximum [Member]
Risk-free interest rate	6.83	7.08	8.08	7
Measurement Input, Price Volatility [Member]
Risk-free interest rate			71
Measurement Input, Price Volatility [Member] | Minimum [Member]
Risk-free interest rate	84.44	76.84		0.736
Measurement Input, Price Volatility [Member] | Maximum [Member]
Risk-free interest rate				0.815